Note 4 - Related Party (December 31, 2010)	6 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2010
Related Party Transactions Disclosure [Text Block]
Note 6 – Related Party

Accounts Payable

As of June 30, 2011 we owed Voyager Oil and Gas (VOY), a Company that merged with our former parent company, Ante4, Inc., $120,000 related to sub-lease deposits to be repaid on office space leased in California, as well as, $48,666 in state taxes, based on an income tax examination related to the 2009 tax year.  In addition, VOY paid an additional $37,903 in California payroll taxes related to an underpayment by Ante4 from 2010.  The amounts have been included in accounts payable and total $206,569.  We have paid $86,569 of this amount subsequent to June 30, 2011.  We also incurred, and paid, VOY $11,417 on June 24, 2011 pursuant to a federal tax examination related to the 2009 federal tax year.

Option Awards

On February 22, 2011, we granted 500,000 stock options to James Moe, our chief financial officer.  The options vest annually over three years beginning on March 14, 2012 and are exercisable until February 21, 2021 at an exercise price of $1.65 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 108% and a call option value of $1.3661, was $683,070, and is being amortized over the implied service term, or vesting period, of the options.  The Company recognized $66,410 of compensation expense during the six months ended June 30, 2011.

Financing Arrangement

On May 2, 2011, we entered into a Revolving Credit and Security Agreement (the “Credit Agreement”) with certain lenders (collectively, the “Lenders” and individually a “Lender”) and Prenante5, LLC, as agent for the Lenders (PrenAnte5, LLC, in such capacity, the “Agent”).  The facility provides $10 million in financing to be made available for drilling projects on the Company’s North Dakota Bakken and Three Forks position.  The facility will be available for a period of three years over which time we may draw on the line seven times, pay the line down three times, and terminate the facility without penalty one time.  The facility sets the minimum total draw at $500,000 and requires Ante5, upon each draw, to provide the Lender with a compliance certificate that, along with other usual and customary financial covenants, states that Ante5 has at least twelve months interest coverage on its balance sheet in cash.

Morris Goldfarb, one of the Company’s directors, is participating as a Lender through the Agent with a commitment amount of $1.5 million in the facility.  In consideration for his participation through the agent, Mr. Goldfarb was issued 75,000 warrants (his pro-rata share as a Lender) with the same terms and conditions as the other warrants issued in connection with the closing of the Credit Agreement.  The warrants vest on the earlier of the 1 year anniversary of the grant date (May 2, 2012) or when 50% of the LOC has been advanced, and are exercisable until May 1, 2016 at an exercise price of $0.95 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 97% and a call option value of $0.7837, was $58,781, and is being amortized over the three year life of the credit agreement.  The Company recognized $3,266 of compensation expense during the six months ended June 30, 2011.

Other Related Party Transactions

Our former President and Chief Executive Officer, Steve Lipscomb, receives a commission of 5% of a royalty stream from Peerless Media Ltd., recorded on the balance sheet as a contingent consideration receivable, in perpetuity as a result of an incentive arrangement with Mr. Lipscomb that was approved by Ante4’s Board of Directors in February 2009.  Mr. Lipscomb has received a total of $4,320 in commissions during the six months ended June 30, 2011.  Mr. Lipscomb also has been retained as a consultant at a rate of $4,167 per month.  As of June 30, 2011 we owed Mr. Lipscomb $12,363 as reported within accounts payable on the balance sheet as of June 30, 2011.

We sublease office space on a month to month basis where the lessor is an entity owned by our CEO, Bradley Berman for approximately $1,053 per month.  We have paid a total of $6,647 to this entity during the six months ended June 30, 2011.

During the six months ended June 30, 2011, we paid $8,633 to an entity owned by our CEO, Bradley Berman for administrative services provided, of which, $3,451 remained unpaid and reported within accounts payable on the balance sheet as of June 30, 2011.

Note 4 – Related Party

Accounts payable

We owe Voyager Oil and Gas, a Company that merged with our former parent company, Ante4, Inc., $76,777 related to sub-lease deposits to be repaid on office space leased in California.  The amount is included in accounts payable.

Common stock purchases

The Company raised a total of $11,000,000 from the sale common stock through a private placement offering of 11,000,000 shares of common stock at $1.00 per share, of which, related parties participated through the investment of a total of $6,270,000, representing 6,270,000 shares of common stock.

Option awards

On November 16, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 15, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8256, was $82,558, and is being amortized over the vesting period of the options.  The Company recognized $3,440 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 15, 2010 the Company granted 500,000 stock options as compensation to a newly appointed Chief Operating Officer.  The options vest annually over three years and are exercisable until November 14, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8157, was $407,870, and is being amortized over the vesting period of the options.  The Company recognized $16,995 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 1,000,000 stock options as compensation to a newly elected Chief Executive Officer.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8452, was $845,183, and is being amortized over the vesting period of the options.  The Company recognized $35,216 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On November 12, 2010 the Company granted 100,000 stock options as compensation to a newly appointed Director for service on the Board of Directors in 2010.  The options vest annually over three years and are exercisable until November 11, 2020 at an exercise price of $1.00 per share.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 198% and a call option value of $0.8452, was $84,518, and is being amortized over the vesting period of the options.  The Company recognized $3,522 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.

On April 26, 2010 the Company granted 100,000 stock options as compensation for service on the Board of Directors in 2010 to each of its three Directors at the time.  The options vest annually over three years and are exercisable until April 25, 2020 at an exercise price of $0.30 per share based on the average of the bid and ask price of the Company’s common stock over the five day period beginning on the first day the common stock was traded on the “Pink Sheets”.  The total estimated value using the Black-Scholes Pricing Model, based on a volatility rate of 204% and a call option value of $0.1947, was $58,425, and is being amortized over the vesting period of the options.  The Company recognized $18,327 of compensation expense during the period from inception (April 9, 2010) to December 31, 2010.  100,000 of these options were cancelled pursuant to the resignation of one of the Company’s Directors on November 12, 2010.

In accordance with the spin-off on April 16, 2010, each option to purchase shares of Ante4, Inc. (“Ante4”) common stock that was held by a director, officer or employee of Ante4 and was outstanding on the distribution date (an “Original Ante4 Option”) was replaced with both an adjusted Ante4 stock option and a stock option to purchase one share of Ante5 common stock for each share of Ante4 common stock underlying the original Ante4 stock option. The terms are generally intended to preserve the intrinsic value of the original option. As such, the strike prices were adjusted using the ratio of the FMV of one share of Ante5 common stock that was distributed to the FMV of each share of Ante4 common stock at the time of the spin-off. The ratio of the intrinsic value on the first trading day for Ante5, July 1, 2010, relative to the closing share price on the day preceding the distribution of Ante4 resulted in an allocation of 6.35% of the original strike prices of the Ante4 options to the Ante5 options. The following Ante5 options as originally issued by Ante4 are held by directors of Ante5, Inc.:

	Number	Strike
Holder	of options	price	Expiration date	Vesting terms
Director	12,000	$0.51	August 9, 2014	Fully vested
Director	12,000	$0.33	May 31, 2016	Fully vested
Director	4,000	$0.29	May 30, 2017	Fully vested
Director	4,000	$0.29	May 30, 2017	Fully vested
Director	4,000	$0.08	May 22, 2018	Fully vested
Director	4,000	$0.08	May 22, 2018	Fully vested
Director	4,000	$0.05	May 20, 2019	Fully vested
Director	4,000	$0.05	May 20, 2019	Fully vested
Former CEO	125,000	$0.03	February 20, 2019	Fully vested

Other related party transactions

Our former President and Chief Executive Officer, Steve Lipscomb, will receive 5% of a royalty stream from Peerless Media Ltd., recorded on the balance sheet as a contingent consideration receivable, in perpetuity as a result of an incentive arrangement with Mr. Lipscomb that was approved by Ante4’s Board of Directors in February 2009.

We rent office space on a month to month basis from an entity under common ownership with our CEO, Bradley Berman for approximately $1,053 per month.